SEGMENTED INFORMATION - Summary of Geographical and Additional Information (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Disclosure of operating segments [line items]
Revenues	$ 817	$ 764	$ 1,656	$ 1,617
Consolidated property, plant and equipment and equity-accounted investments	34,622		34,622		$ 36,469
North America
Disclosure of operating segments [line items]
Consolidated property, plant and equipment and equity-accounted investments	19,849		19,849		21,242
Colombia
Disclosure of operating segments [line items]
Consolidated property, plant and equipment and equity-accounted investments	7,529		7,529		8,150
Brazil
Disclosure of operating segments [line items]
Consolidated property, plant and equipment and equity-accounted investments	2,957		2,957		2,711
Europe
Disclosure of operating segments [line items]
Consolidated property, plant and equipment and equity-accounted investments	4,287		4,287		$ 4,366
Hydroelectric
Disclosure of operating segments [line items]
Revenues	463	433	941	1,002
Wind
Disclosure of operating segments [line items]
Revenues	144	141	346	279
Solar
Disclosure of operating segments [line items]
Revenues	144	124	252	216
Energy transition
Disclosure of operating segments [line items]
Revenues	$ 66	$ 66	$ 117	$ 120